INCOME TAXES (Schedule of (Benefit from) Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Federal
Current											$ (2,450)
Deferred									(2,730)	(4,523)	5,583
Total Federal Tax Expense (Benefit)									(2,730)	(4,523)	3,133
State
Current									59	59	18
Deferred									1,379	(149)	576
Total State Tax Expense (Benefit)									1,438	(90)	594
Foreign
Current									449	2,599
Deferred									635
Total Foreign Tax Expense (Benefit)									1,084	2,599
(Benefit from) provision for income taxes	$ 4,913	$ (2,500)	$ (1,138)	$ (1,483)	$ 148	$ (2,997)	$ 172	$ 663	$ (208)	$ (2,014)	$ 3,727